FINANCIAL RISK MANAGEMENT - Net Income and Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	$ 340.1	$ 354.7
Other comprehensive (loss) income	(55.3)	43.9
USD/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	3.0	4.6
Other comprehensive (loss) income	(17.2)	(17.3)
EUR/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	(0.4)	0.6
Other comprehensive (loss) income	(4.0)	(1.6)
GBP/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	1.2	(0.3)
Other comprehensive (loss) income	$ (0.2)	$ (1.6)